Business combinations - Analysis of cash flows related to acquisition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 3,671
Outflows of cash from investing activities	16,330	$ 12,848	$ 14,055
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	3,530	$ 186	$ 44
Archaea Energy Inc.
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	56
Consideration paid (received)	3,030
Repayments of borrowings, classified as financing activities	1,044
Outflows of cash from investing activities	4,130
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 3,086